Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Other Liabilities [Abstract]
Accrued expenses	¥ 1,128,099	¥ 1,617,983
Payable for other debt investments	463,184	261,851
Provisions	155,347	112,584
Others	13,042	8,350
Other liabilities	¥ 1,759,672	¥ 2,000,768